Investment Strategy - Genter Dividend Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $10 billion or higher at the time of initial purchase. In addition, the Fund will generally invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor’s assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities, including in American Depositary Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest in exchange-traded funds (“ETFs”) to manage the Fund’s cash holdings and gain exposure to the types of securities in which the Fund primarily invests. ETFs are investment companies that invest in portfolios of securities that are typically designed to track particular market segments or indices, the shares of which are bought and sold on a securities exchange.